SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Money Market Trust. This report covers the first half of the trust's fiscal year, which is the six-month reporting period ended January 31, 1999. It begins with an investment review on the short-term market from the trust's portfolio manager. Following the investment review are the trust's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. The trust's 30-day net yield on January 31, 1999 was 4.75%. 1

In Money Market Trust, your ready cash is at work pursuing competitive daily income along with the additional advantages of daily liquidity and stability of principal. 2 At the end of the reporting period, 48.7% of the trust's $424.2 million portfolio was invested in high-quality commercial paper. The remainder was invested in variable-rate obligations, repurchase agreements, short-term notes, loan participation securities, and certificates of deposit.

Thank you for your confidence in the daily earning power of Money Market Trust. We welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

March 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the trust.

Investment Review

Money Market Trust (the "Trust") invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

Economic growth during the second half of 1998 resumed its above-average pace after a brief slowdown in the second quarter. Specifically, third quarter gross domestic product (GDP) registered 3.9% while fourth quarter GDP topped the year at 5.6%. Despite the high growth, inflation remained subdued by all measures. The consumer price index rose just 1.6% on an annualized basis for the six month period ended January 31, 1999. For the same time period, the producer price index increased 1.7%, while the employment cost index grew 3.5%. Despite the higher number associated with wage and benefit increases, the uptick in productivity more than outweighed the higher cost base. This productivity/technology factor has been referred to by Federal Reserve Board (the "Fed") Chairman Greenspan in many of his positive discussions on economic outlook.

Thirty-day commercial paper started the reporting period at 5.56% on July 31, 1998, hovered in the 5.50% range area until September 23, 1998 when expectations began to surface about the Fed lowering rates, and then increased as high as 5.51% during the month of December 1998 due to year-end spread pressures. Those pressures evaporated in January 1999 and the reporting period ended with a 4.81% rate for 30-day commercial paper.

The money market yield curve looked lower but similarly shaped over the six-month reporting period. One-month commercial paper rates declined 0.75% while six-month rates declined 0.77%, reflecting the accommodative Fed policy, based on concern in the market about the lack of liquidity in the U.S. credit markets. The Fed responded to this by lowering the federal funds target rate three times during the reporting period-0.25% on September 29, 1998, 0.25% on October 15, 1998, and 0.25% on November 17, 1998 - to end the reporting period with a 4.75% target rate. The Fed also lowered the discount rate twice by 0.25% to 4.75% on October 15, 1998, and by 0.25% on November 17, 1998 to 4.50%.

The target average maturity range for Money Market Trust was lengthened from 40-50 days to 45-55 days on October 1, 1998, reflecting the Fed's concern about liquidity in the credit markets and the Fed easing scenario. In structuring the Trust, there is continued emphasis placed on positioning 30-35% of the Trust's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1999, the net assets of Money Market Trust increased from $412.1 to $423.8 million while the 7-day net yield decreased from 5.24% to 4.69%. The effective average maturity of the Trust on January 31, 1999, was 49 days.

Portfolio of Investments

JANUARY 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                                                 VALUE

                 SHORT-TERM NOTES-5.7%
                 FINANCE - AUTOMOTIVE-2.0%

  $  6,202,422   Ford Credit Auto Owner Trust 1998-C, Class A-2, 5.670%,
                 6/15/1999                                                         $   6,202,422
     2,115,802   MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999            2,115,802
                 TOTAL                                                                 8,318,224
                 FINANCE - EQUIPMENT-0.8%
     1,164,151   Case Equipment Receivables Trust 1998-B, Class A-1, 5.608%,
                 9/15/1999                                                             1,164,151
     2,011,049   Copelco Capital Funding Trust 1998-A, Class A-1, 5.680%,

                 8/15/1999                                                             2,011,049
                 TOTAL                                                                 3,175,200

                 FINANCE - RETAIL-0.4%

     1,701,755   Greentree Recreational, Equipment & Consumer Trust 1998-C,
                 Class A-1,
                 5.554%, 8/15/1999                                                     1,701,755
                 INSURANCE-2.5%
     2,451,060   Americredit Automobile Receivables Trust 1998-C, Class A-1,
                 (Insured by FSA), 5.380%, 9/12/1999                                   2,451,060
     3,313,685   Americredit Automobile Receivables Trust 1998-D, Class A-1,
                 (Insured by FSA), 5.199%, 11/12/1999                                  3,313,685
     5,000,000   WFS Financial Owner Trust 1998-C, Class A-1, (Guaranteed by FSA),
                 5.395%, 11/20/1999                                                    5,000,000
                 TOTAL                                                                10,764,745
                 TOTAL SHORT-TERM NOTES                                               23,959,924
                 CERTIFICATES OF DEPOSIT-5.9%
                 BANKING-5.9%
    10,000,000   Bankers Trust Co., New York, 5.645%, 2/26/1999                        9,999,770
    15,000,000   First National Bank of Maryland, Baltimore, 5.020%,
                 1/25/2000                                                            14,995,742
                 TOTAL CERTIFICATES OF DEPOSIT                                        24,995,512


PRINCIPAL

AMOUNT                                                                                   VALUE

                 COMMERCIAL PAPER-48.7% 1

                 BANKING-5.0%

 $  21,512,000   Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                 Cincinnati
                 Support Agreement), 5.243% - 5.660%, 3/1/1999 - 6/1/1999         $   21,340,349
                 BROKERAGE-1.6%

     7,000,000   Salomon Smith Barney Holdings, Inc., 5.145%, 3/8/1999                 6,965,428
                 FINANCE - AUTOMOTIVE-2.1%
     9,000,000   Ford Motor Credit Corp., 5.139%, 2/5/1999                             8,994,950
                 FINANCE - COMMERCIAL-16.1%
    15,000,000   Asset Securitization Cooperative Corp., 5.156%, 4/16/1999            14,843,983
    19,000,000   General Electric Capital Corp., 4.970% - 5.460%, 2/17/1999 -
                 8/9/1999                                                             18,699,337
    16,975,000   PREFCO-Preferred Receivables Funding Co., 5.069% - 5.164%,
                 3/8/1999 - 3/25/1999                                                 16,877,737
    10,000,000   Receivables Capital Corp., 5.450%, 2/12/1999                          9,983,531
     8,000,000   Sheffield Receivables Corp., 5.369%, 2/5/1999                         7,995,307
                 TOTAL                                                                68,399,895
                 FINANCE - RETAIL-7.0%

    10,000,000   American Express Credit Corp., 5.023%, 4/12/1999                      9,904,722
    17,000,000   Associates Corp. of North America, 4.867% - 5.401%, 3/9/1999
                 - 4/19/1999                                                          16,846,884
     3,000,000   Associates First Capital B.V., (Guaranteed by Associates
                 First Capital Corp.),

                 4.908%, 5/17/1999                                                     2,957,738
                 TOTAL                                                                29,709,344

                 INSURANCE-8.2%

    19,000,000   CXC, Inc., 5.138% - 5.161%, 3/15/1999 - 5/17/1999                    18,835,838
    16,000,000   Marsh & McLennan Cos., Inc., 5.112% - 5.599%, 3/26/1999 -
                 5/5/1999                                                             15,805,995
                 TOTAL                                                                34,641,833

                 MACHINERY, EQUIPMENT, AUTO-2.8%

    12,000,000   Eaton Corp., 5.026% - 5.649%, 5/11/1999 - 5/21/1999                  11,818,437
                 OIL & OIL FINANCE-5.9%
    25,000,000   Chevron Transport Corp., (Guaranteed by Chevron Corp.),

                 5.087%, 2/19/1999                                                    24,937,500
                 TOTAL COMMERCIAL PAPER                                              206,807,736


PRINCIPAL

AMOUNT                                                                                   VALUE

                 LOAN PARTICIPATION-4.7%
                 FINANCE - AUTOMOTIVE-1.2%

 $   5,000,000   General Motors Acceptance Corp., Mortgage of PA, (Guaranteed
                 by General Motors Acceptance Corp.), 5.120%, 2/1/1999            $    5,000,000
                 FINANCE - EQUIPMENT-3.5%

    15,000,000   Pitney Bowes Credit Corp., 5.046%, 2/10/1999                         14,981,156
                 TOTAL LOAN PARTICIPATION                                             19,981,156
                 VARIABLE RATE OBLIGATIONS-20.2% 2
                 BANKING-6.8%
     3,740,000   500 South Front St. L.P., Series A, (Huntington National
                 Bank, Columbus, OH LOC), 4.910%, 2/4/1999                             3,740,000
     4,000,000   Barker Property Management, LLC, (Series 1998), (Wachovia
                 Bank of NC, N.A., Winston-Salem LOC), 4.940%, 2/3/1999                4,000,000
     4,500,000   Economic Development Partnership of Alabama, Inc., Series
                 1998, (Amsouth Bank N.A., Birmingham LOC), 4.970%, 2/4/1999           4,500,000
     2,620,000   Franklin County, OH, Series 1998 Promark Electronics, Inc.
                 Project, (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999                 2,620,000
     3,100,000   Scranton Times, L.P., (PNC Bank, N.A. LOC), 4.938%, 2/1/1999          3,100,000
     4,800,000   Scranton Times, L.P., Series 1997, (PNC Bank, N.A. LOC),
                 4.938%, 2/1/1999                                                      4,800,000
     5,990,000   Westminster Village Terre Haute, Inc., (Huntington National
                 Bank, Columbus, OH LOC), 4.910%, 2/4/1999                             5,990,000
                 TOTAL                                                                28,750,000
                 ELECTRICAL EQUIPMENT-5.6%

     3,700,000   Alabama State IDA, General Electric Project, (General
                 Electric Co. LOC),

                 4.900%, 2/4/1999                                                      3,700,000
     2,629,407   Marta Leasing Ltd., (Guaranteed by General Electric Co.),
                 4.938%, 2/1/1999                                                      2,629,407
    17,422,897   Northwest Airlines, Inc., (Guaranteed by General Electric
                 Co.), 4.938%, 2/1/1999                                               17,422,897
                 TOTAL                                                                23,752,304

                 FINANCE - RETAIL-0.5%

     2,000,000 3 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,
                 5.280%, 2/10/1999                                                     2,000,000
                 INSURANCE-7.3%
    10,000,000   General American Life Insurance Co., 5.140%, 2/22/1999               10,000,000
     3,000,000   Jackson National Life Insurance Co., 5.040%, 2/22/1999                3,000,000
    18,000,000   Monumental Life Insurance Company, 5.250%, 2/1/1999                  18,000,000
                 TOTAL                                                                31,000,000
                 TOTAL VARIABLE RATE OBLIGATIONS                                      85,502,304

PRINCIPAL

AMOUNT                                                                                   VALUE

                 REPURCHASE AGREEMENTS-14.9% 4

 $  18,000,000   Bear, Stearns and Co., 4.820%, dated 1/29/1999, due 2/1/1999     $   18,000,000
    20,000,000   HSBC Securities, Inc., 4.820%, dated 1/29/1999, due 2/1/1999         20,000,000
    20,000,000   NationsBanc Montgomery Securities, Inc., 4.820%, dated
                 1/29/1999, due 2/1/1999                                              20,000,000
     5,000,000   Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                 due 2/1/1999                                                          5,000,000
                 TOTAL REPURCHASE AGREEMENTS                                          63,000,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 424,246,632

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Securities exempt from registration under the Securities Act of 1933, as amended, may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Board of Trustees.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represent cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($423,823,219) at January 31, 1999.

The following acronyms are used throughout this portfolio:

FSA -Financial Security Assurance
IDA -Industrial Development Authority
LOC -Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999 (UNAUDITED)


ASSETS:
Investments in repurchase agreements                              $  63,000,000
Investments in securities                                           361,246,632
Total investments in securities, at amortized cost and value                        $ 424,246,632
Cash                                                                                      133,802
Income receivable                                                                       1,093,767
Receivable for shares sold                                                                 31,526
Prepaid expenses                                                                            2,648
TOTAL ASSETS                                                                          425,508,375
LIABILITIES:

Income distribution payable                                           1,674,736
Accrued expenses                                                         10,420
TOTAL LIABILITIES                                                                       1,685,156
Net assets for 423,823,219 shares outstanding                                       $ 423,823,219
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$423,823,219 / 423,823,219 shares outstanding                                               $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                                                        $ 12,841,957
EXPENSES:

Investment advisory fee                                                       $   942,292
Administrative personnel and services fee                                         177,622
Custodian fees                                                                     18,846
Transfer and dividend disbursing agent fees and expenses                           58,422
Directors'/Trustees' fees                                                           7,728
Auditing fees                                                                       7,485
Legal fees                                                                          1,080
Portfolio accounting fees                                                          50,177
Shareholder services fee                                                          588,933
Share registration costs                                                           16,096
Printing and postage                                                               12,613
Insurance premiums                                                                 21,259
Miscellaneous                                                                       8,323
TOTAL EXPENSES                                                                  1,910,876
WAIVERS:
Waiver of investment advisory fee                            $  (363,555)
Waiver of shareholder services fee                              (471,146)
TOTAL WAIVERS                                                                    (834,701)
Net expenses                                                                                       1,076,175
Net investment income                                                                           $ 11,765,782

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                                                      SIX MONTHS

                                                                           ENDED                    YEAR
                                                                     (UNAUDITED)                   ENDED

                                                                      JANUARY 31,               JULY 31,
                                                                             1999                   1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     11,765,782       $     22,484,657
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                              (11,765,782)           (22,484,657)
SHARE TRANSACTIONS:

Proceeds from sale of shares                                        1,198,310,009          2,195,189,173
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  1,677,125              3,867,601
Cost of shares redeemed                                            (1,188,267,755)        (2,250,964,853)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 11,719,379            (51,908,079)
Change in net assets                                                   11,719,379            (51,908,079)
NET ASSETS:

Beginning of period                                                   412,103,840            464,011,919
End of period                                                    $    423,823,219       $    412,103,840

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTHS

                                                ENDED

                                          (unaudited)

                                          JANUARY 31,                          YEAR ENDED JULY 31,
                                                 1999         1998         1997       1996        1995         1994

NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                            0.03          0.05        0.05        0.05        0.05        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.03)        (0.05)      (0.05)      (0.05)      (0.05)      (0.03)
NET ASSET VALUE, END

OF PERIOD                                      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                   2.53%         5.35%       5.19%       5.31%       5.42%       3.18%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                         0.46% 2       0.46%       0.46%       0.46%       0.46%       0.46%
Net investment income                            4.99% 2       5.24%       5.09%       5.22%       5.32%       3.11%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                                $423,823      $412,104    $464,012    $513,687    $507,272    $539,983

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999 (UNAUDITED)

ORGANIZATION

Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1999, capital paid-in aggregated $423,823,219.

Transactions in shares were as follows:


                                                                 SIX MONTHS
                                                                      ENDED               YEAR

                                                                (unaudited)              ENDED
                                                                JANUARY 31,           JULY 31,

                                                                       1999               1998
Shares sold                                                   1,198,310,009      2,195,189,173

Shares issued to shareholders in payment of

distributions declared                                            1,677,125          3,867,601
Shares redeemed                                              (1,188,267,755)    (2,250,964,853)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                     11,719,379        (51,908,079)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, The Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

SUBSEQUENT EVENT

Effective March 31, 1999, Federated Research, the Trust's Adviser, merged into Federated Investment Management Company (formerly Federated Advisers).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

NICHOLAS J. SEITANAKIS

Assistant Secretary

GAIL CAGNEY

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Money Market Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 1999

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Money Market Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 609900105

8030103 (3/99)